Vanguard International Dividend Appreciation Index Fund Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spliced S&P Global Ex-U.S. Dividend Growers Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.37%	5.49%	9.04%
S&P Global Ex-U.S. Dividend Growers Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.37%
S&P Global Ex-U.S. BMI (USD) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.20%	4.98%	6.79%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Feb. 25, 2016
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	4.75%	8.27%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.54%	4.20%	7.16%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.89%	5.46%	8.86%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.89%	5.50%	8.88%